Other non-current assets (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Other assets, noncurrent	$ 318	$ 317	$ 242
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Other assets, noncurrent	$ 200	$ 200	$ 200